Real Estate and Other Assets Owned (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Company's Balance in Both Real Estate and Other Assets Owned

As of December 31, 2014, and December 31, 2013, the composition of the Company’s balance in both real estate and other assets owned are as follows:

	December 31,
	2014	2013
One-to-four family mortgages	$159	350
Land	1,768	1,124
Non-residential real estate	—	200

Total other assets owned	$1,927	1,674